REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure of performance obligations
The table below summarizes the nature of the various performance obligations in our contracts with customers and when we recognize performance on those obligations.

Performance obligations from contracts with customers	Timing of satisfaction of the performance obligation
Wireless airtime, data, and other services; television, telephony, Internet, and smart home monitoring services; network services; media subscriptions; and rental of equipment	As the service is provided (usually monthly)
Roaming, long-distance, and other optional or non-subscription services, and pay-per-use services	As the service is provided
Wireless devices and related equipment	Upon activation or purchase by the end customer
Installation services for Cable subscribers	When the services are performed
Advertising	When the advertising airs on our radio or television stations or is displayed on our digital properties
Subscriptions by television stations for subscriptions from cable and satellite providers	When the services are delivered to cable and satellite providers' subscribers (usually monthly)
Toronto Blue Jays' home game admission and concessions	When the related games are played during the baseball season and when goods are sold
Toronto Blue Jays revenue from the Major League Baseball Revenue Sharing Agreement, which redistributes funds between member clubs based on each club's relative revenue, and other league revenue sharing	In the applicable period, when the amount is determinable
Today's Shopping Choice and Toronto Blue Jays merchandise	When the goods are sold to the end customer
Radio and television broadcast agreements	When the related programs are aired
Sublicensing of program rights	Over the course of the applicable licence period
The table below shows the revenue we expect to recognize in the future related to unsatisfied or partially satisfied performance obligations as at December 31, 2021. The unsatisfied portion of the transaction price of the performance obligations relates to monthly services; we expect to recognize it over the next three to five years.

(In millions of dollars)	2022	2023	2024	Thereafter	Total
Telecommunications service	2,045	795	218	181	3,239

Explanation of significant changes in contract assets and contract liabilities
CONTRACT ASSETS
Below is a summary of our contract assets from contracts with customers and the significant changes in those balances during the years ended December 31, 2021 and 2020.

	Years ended December 31
(In millions of dollars)	2021	2020

Balance, beginning of year	621	1,791
Additions from new contracts with customers, net of terminations and renewals	121	104
Amortization of contract assets to accounts receivable	(538)	(1,274)

Balance, end of year	204	621

Current	115	533
Long-term	89	88

Balance, end of year	204	621

CONTRACT LIABILITIES
Below is a summary of our contract liabilities from contracts with customers and the significant changes in those balances during the years ended December 31, 2021 and 2020.

	Years ended December 31
(In millions of dollars)	2021	2020

Balance, beginning of year	405	224
Revenue deferred in previous year and recognized as revenue in current year	(393)	(184)
Net additions from contracts with customers	434	365

Balance, end of year	446	405

Current	394	336
Long-term	52	69

Balance, end of year	446	405

Disclosure of deferred commission costs assets
Below is a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the years ended December 31, 2021 and 2020. The deferred commission cost assets are presented within other current assets (when they will be amortized into net income within twelve months of the date of the financial statements) or other long-term assets.

	Years ended December 31
(In millions of dollars)	2021	2020

Balance, beginning of year	262	305
Additions to deferred commission cost assets	315	248
Amortization recognized on deferred commission cost assets	(265)	(291)

Balance, end of year	312	262

Current	219	194
Long-term	93	68

Balance, end of year	312	262

Disclosure of disaggregation of revenue from contracts with customers
DISAGGREGATION OF REVENUE

	Years ended December 31
(In millions of dollars)	2021	2020

Wireless
Service revenue	6,666	6,579
Equipment revenue	2,102	1,951

Total Wireless	8,768	8,530

Cable
Service revenue	4,052	3,936
Equipment revenue	20	10

Total Cable	4,072	3,946

Total Media	1,975	1,606

Corporate items and intercompany eliminations	(160)	(166)

Total revenue	14,655	13,916

Total service revenue	12,533	11,955
Total equipment revenue	2,122	1,961

Total revenue	14,655	13,916